Credit Risk - Movement in gross exposures and impairment allowance including provisions for loan commitments and financial guarantees (Details) £ in Millions, $ in Billions	6 Months Ended		12 Months Ended
	Jun. 30, 2021 GBP (£)	Jun. 30, 2020 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Income statement release for the period	£ (742)	£ 3,738	£ 4,838
Total impairment allowance	(692,346)		(686,728)
Financial guarantee contracts
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Post write-off recoveries	31	15
Net releasein ECL	216	279
Total loans and advances at amortised cost
Loans and advances at amortised cost
Opening balance	9,399
Closing balance	7,230		9,399
Home loans
Loans and advances at amortised cost
Opening balance	538
Closing balance	473		538
Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening balance	6,083
Closing balance	4,679		6,083
Wholesale loans
Loans and advances at amortised cost
Opening balance	2,778
Closing balance	2,078		2,778
Impairment charge on loan commitments and other financial guarantees
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Income statement release for the period	(343)		776
Total impairment allowance	(343,797)		(344,096)
Impairment charge on other financial assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Income statement release for the period	(17)		153
Gross exposure
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	(699,576)		(696,127)
Gross exposure | Home loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(7,416)
Gross exposure | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1,139)
Gross exposure | Wholesale loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2,255
Gross exposure | Impairment charge on loan commitments and other financial guarantees
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	(344,510)		(345,160)
Gross exposure | Impairment charge on other financial assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	(186,000)		(180,300)
Impairment allowance
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	7,230		9,399
Impairment allowance | Home loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Impairment allowance | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(148)
Impairment allowance | Wholesale loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(207)
Impairment allowance | Impairment charge on loan commitments and other financial guarantees
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	713		1,064
Impairment allowance | Impairment charge on other financial assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	114		165
Financial assets at amortised cost, class | Total loans and advances at amortised cost
Loans and advances at amortised cost
Write-offs	1,001	953
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Income statement release for the period	(382)		3,909
Post write-off recoveries	31	15
Net write-offs	970	£ 938
Total impairment allowance	(348,549)		(342,632)
Financial assets at amortised cost, class | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	(166,345)		(159,647)
Financial assets at amortised cost, class | Credit cards, unsecured loans and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	(39,008)		(40,813)
Financial assets at amortised cost, class | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	(143,196)		(142,172)
Financial assets at amortised cost, class | Gross exposure | Total loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	(355,066)		(350,967)
Financial assets at amortised cost, class | Gross exposure | Home loans
Loans and advances at amortised cost
Opening balance	160,185
Business activity in the year	19,611
Changes to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(5,461)
Final repayments	7,505
Disposals	0
Write-offs	12
Closing balance	166,818		160,185
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	(166,818)		(160,185)
Financial assets at amortised cost, class | Gross exposure | Home loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost, class | Gross exposure | Home loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost, class | Gross exposure | Home loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost, class | Gross exposure | Home loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost, class | Gross exposure | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening balance	46,513
Business activity in the year	3,944
Changes to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(4,065)
Final repayments	1,996
Disposals	101
Write-offs	834
Closing balance	43,461		46,513
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	(43,461)		(46,513)
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	2,200
Financial assets at amortised cost, class | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost, class | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost, class | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost, class | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost, class | Gross exposure | Wholesale loans
Loans and advances at amortised cost
Opening balance	144,269
Business activity in the year	24,638
Changes to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(151)
Final repayments	22,099
Disposals	1,715
Write-offs	155
Closing balance	144,787		144,269
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	(144,787)		(144,269)
Financial assets at amortised cost, class | Gross exposure | Wholesale loans | Barclays Asset Finance
Loans and advances at amortised cost
Disposals	1,000
Financial assets at amortised cost, class | Gross exposure | Wholesale loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost, class | Gross exposure | Wholesale loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost, class | Gross exposure | Wholesale loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost, class | Gross exposure | Wholesale loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost, class | Impairment allowance | Total loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs	(699)
Recoveries and reimbursements	185
Exchange and other adjustments	132
Total impairment allowance	6,517		8,335
Financial assets at amortised cost, class | Impairment allowance | Home loans
Loans and advances at amortised cost
Opening balance	538
Business activity in the year	3
Changes to models used for calculation	34
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(79)
Final repayments	(11)
Disposals	0
Write-offs	(12)
Closing balance	473		538
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs	(53)
Total impairment allowance	473		538
Financial assets at amortised cost, class | Impairment allowance | Home loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost, class | Impairment allowance | Home loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost, class | Impairment allowance | Home loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost, class | Impairment allowance | Home loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost, class | Impairment allowance | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening balance	5,700
Business activity in the year	72
Changes to models used for calculation	(24)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(274)
Final repayments	(113)
Disposals	(74)
Write-offs	(834)
Closing balance	4,453		5,700
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs	(339)
Total impairment allowance	4,453		5,700
Net releasein ECL	300
Financial assets at amortised cost, class | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost, class | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost, class | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost, class | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost, class | Impairment allowance | Wholesale loans
Loans and advances at amortised cost
Opening balance	2,097
Business activity in the year	87
Changes to models used for calculation	(36)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(191)
Final repayments	(167)
Disposals	(44)
Write-offs	(155)
Closing balance	1,591		2,097
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs	(307)
Total impairment allowance	1,591		2,097
Financial assets at amortised cost, class | Impairment allowance | Wholesale loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost, class | Impairment allowance | Wholesale loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost, class | Impairment allowance | Wholesale loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Financial assets at amortised cost, class | Impairment allowance | Wholesale loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Debt securities at amortised cost | Gross exposure | Wholesale loans
Loans and advances at amortised cost
Disposals	700
Stage 1 | Gross exposure
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	(603,132)		(580,903)
Stage 1 | Gross exposure | Home loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(7,397)
Stage 1 | Gross exposure | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1,005)
Stage 1 | Gross exposure | Wholesale loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1,603
Stage 1 | Gross exposure | Impairment charge on loan commitments and other financial guarantees
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	(298,150)		(289,939)
Stage 1 | Gross exposure | Impairment charge on other financial assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	(185,800)		(175,700)
Stage 1 | Impairment allowance
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	1,413		1,289
Stage 1 | Impairment allowance | Home loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Stage 1 | Impairment allowance | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(215)
Stage 1 | Impairment allowance | Wholesale loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(146)
Stage 1 | Impairment allowance | Impairment charge on loan commitments and other financial guarantees
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	228		256
Stage 1 | Impairment allowance | Impairment charge on other financial assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	9		11
Stage 1 | Financial assets at amortised cost, class | Total loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	(303,797)		(289,931)
Stage 1 | Financial assets at amortised cost, class | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	(144,088)		(138,606)
Stage 1 | Financial assets at amortised cost, class | Credit cards, unsecured loans and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	(33,703)		(32,341)
Stage 1 | Financial assets at amortised cost, class | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	(126,006)		(118,984)
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Total loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	(304,982)		(290,964)
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Home loans
Loans and advances at amortised cost
Opening balance	138,639
Business activity in the year	19,231
Changes to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(4,670)
Final repayments	6,204
Disposals	0
Write-offs	0
Closing balance	144,103		138,639
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	(144,103)		(138,639)
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Home loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(6,369)
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Home loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	3,615
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Home loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(160)
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Home loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	21
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening balance	33,021
Business activity in the year	3,855
Changes to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(3,134)
Final repayments	1,757
Disposals	0
Write-offs	0
Closing balance	34,537		33,021
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	(34,537)		(33,021)
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(1,590)
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	4,376
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(264)
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	30
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Wholesale loans
Loans and advances at amortised cost
Opening balance	119,304
Business activity in the year	23,266
Changes to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	81
Final repayments	18,854
Disposals	1,495
Write-offs	0
Closing balance	126,342		119,304
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	(126,342)		(119,304)
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Wholesale loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(4,636)
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Wholesale loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	8,410
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Wholesale loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(249)
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Wholesale loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	515
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Total loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	1,185		1,033
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Home loans
Loans and advances at amortised cost
Opening balance	33
Business activity in the year	2
Changes to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(38)
Final repayments	(1)
Disposals	0
Write-offs	0
Closing balance	15		33
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	15		33
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Home loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(2)
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Home loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	21
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Home loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Home loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening balance	680
Business activity in the year	50
Changes to models used for calculation	(5)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(866)
Final repayments	(46)
Disposals	0
Write-offs	0
Closing balance	834		680
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	834		680
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(72)
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	1,080
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(12)
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	25
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Wholesale loans
Loans and advances at amortised cost
Opening balance	320
Business activity in the year	35
Changes to models used for calculation	(7)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(153)
Final repayments	(39)
Disposals	(8)
Write-offs	0
Closing balance	336		320
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	336		320
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Wholesale loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(12)
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Wholesale loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	188
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Wholesale loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(2)
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Wholesale loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	14
Lifetime expected credit losses | Stage 2 | Gross exposure
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	(88,007)		(103,897)
Lifetime expected credit losses | Stage 2 | Gross exposure | Home loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(17)
Lifetime expected credit losses | Stage 2 | Gross exposure | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	114
Lifetime expected credit losses | Stage 2 | Gross exposure | Wholesale loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	680
Lifetime expected credit losses | Stage 2 | Gross exposure | Impairment charge on loan commitments and other financial guarantees
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	(45,696)		(52,891)
Lifetime expected credit losses | Stage 2 | Gross exposure | Financial assets at fair value through other comprehensive income
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	(58)		(4,400)	$ 4.4
Lifetime expected credit losses | Stage 2 | Impairment allowance
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	2,669		4,322
Lifetime expected credit losses | Stage 2 | Impairment allowance | Home loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Lifetime expected credit losses | Stage 2 | Impairment allowance | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	63
Lifetime expected credit losses | Stage 2 | Impairment allowance | Wholesale loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(63)
Lifetime expected credit losses | Stage 2 | Impairment allowance | Impairment charge on loan commitments and other financial guarantees
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	436		758
Lifetime expected credit losses | Stage 2 | Impairment allowance | Financial assets at fair value through other comprehensive income
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	3		9
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Total loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	(40,078)		(47,442)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	(20,411)		(19,228)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Credit cards, unsecured loans and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	(4,384)		(7,551)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	(15,283)		(20,663)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Total loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	(42,311)		(51,006)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Home loans
Loans and advances at amortised cost
Opening balance	19,312
Business activity in the year	380
Changes to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(667)
Final repayments	1,081
Disposals	0
Write-offs	0
Closing balance	20,480		19,312
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	(20,480)		(19,312)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Home loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	6,369
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Home loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(3,615)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Home loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(337)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Home loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	119
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening balance	10,320
Business activity in the year	58
Changes to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(808)
Final repayments	99
Disposals	0
Write-offs	0
Closing balance	6,151		10,320
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	(6,151)		(10,320)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	1,590
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(4,376)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(572)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	38
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Wholesale loans
Loans and advances at amortised cost
Opening balance	21,374
Business activity in the year	1,181
Changes to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(47)
Final repayments	3,042
Disposals	162
Write-offs	0
Closing balance	15,680		21,374
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	(15,680)		(21,374)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Wholesale loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	4,636
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Wholesale loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(8,410)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Wholesale loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(226)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Wholesale loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	376
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Total loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	2,233		3,564
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Home loans
Loans and advances at amortised cost
Opening balance	84
Business activity in the year	1
Changes to models used for calculation	(4)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	13
Final repayments	(2)
Disposals	0
Write-offs	0
Closing balance	69		84
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	69		84
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Home loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	2
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Home loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(21)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Home loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(7)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Home loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	3
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening balance	2,769
Business activity in the year	14
Changes to models used for calculation	(33)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	310
Final repayments	(17)
Disposals	0
Write-offs	0
Closing balance	1,767		2,769
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	1,767		2,769
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	72
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(1,080)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(282)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	14
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Wholesale loans
Loans and advances at amortised cost
Opening balance	711
Business activity in the year	30
Changes to models used for calculation	(29)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(37)
Final repayments	(95)
Disposals	(3)
Write-offs	0
Closing balance	397		711
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	397		711
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Wholesale loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	12
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Wholesale loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(188)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Wholesale loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(17)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Wholesale loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	13
Lifetime expected credit losses | Stage 3 | Gross exposure
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	(8,437)		(11,327)
Lifetime expected credit losses | Stage 3 | Gross exposure | Home loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(2)
Lifetime expected credit losses | Stage 3 | Gross exposure | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(248)
Lifetime expected credit losses | Stage 3 | Gross exposure | Wholesale loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(28)
Lifetime expected credit losses | Stage 3 | Gross exposure | Impairment charge on loan commitments and other financial guarantees
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	(664)		(2,330)
Lifetime expected credit losses | Stage 3 | Gross exposure | Other assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	(109)		(154)
Lifetime expected credit losses | Stage 3 | Impairment allowance
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	3,148		3,788
Lifetime expected credit losses | Stage 3 | Impairment allowance | Home loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Lifetime expected credit losses | Stage 3 | Impairment allowance | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	4
Lifetime expected credit losses | Stage 3 | Impairment allowance | Wholesale loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2
Lifetime expected credit losses | Stage 3 | Impairment allowance | Impairment charge on loan commitments and other financial guarantees
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	49		50
Lifetime expected credit losses | Stage 3 | Impairment allowance | Other assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	102		145
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Total loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	(4,674)		(5,259)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	(1,846)		(1,813)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Credit cards, unsecured loans and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	(921)		(921)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	(1,907)		(2,525)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Total loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	(7,773)		(8,997)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Home loans
Loans and advances at amortised cost
Opening balance	2,234
Business activity in the year	0
Changes to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(124)
Final repayments	220
Disposals	0
Write-offs	12
Closing balance	2,235		2,234
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	(2,235)		(2,234)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Home loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Home loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Home loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	497
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Home loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(140)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening balance	3,172
Business activity in the year	31
Changes to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(123)
Final repayments	140
Disposals	101
Write-offs	834
Closing balance	2,773		3,172
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	(2,773)		(3,172)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	836
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(68)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Wholesale loans
Loans and advances at amortised cost
Opening balance	3,591
Business activity in the year	191
Changes to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(185)
Final repayments	203
Disposals	58
Write-offs	155
Closing balance	2,765		3,591
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	(2,765)		(3,591)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Wholesale loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Wholesale loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Wholesale loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	475
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Wholesale loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(891)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Total loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	3,099		3,738
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Home loans
Loans and advances at amortised cost
Opening balance	421
Business activity in the year	0
Changes to models used for calculation	38
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(54)
Final repayments	(8)
Disposals	0
Write-offs	(12)
Closing balance	389		421
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	389		421
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Home loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Home loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Home loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	7
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Home loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(3)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening balance	2,251
Business activity in the year	8
Changes to models used for calculation	14
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	282
Final repayments	(50)
Disposals	(74)
Write-offs	(834)
Closing balance	1,852		2,251
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	1,852		2,251
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	294
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(39)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Wholesale loans
Loans and advances at amortised cost
Opening balance	1,066
Business activity in the year	22
Changes to models used for calculation	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1)
Final repayments	(33)
Disposals	(33)
Write-offs	(155)
Closing balance	858		1,066
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance	858		£ 1,066
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Wholesale loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Wholesale loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Wholesale loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	19
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Wholesale loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	£ (27)